Trade Receivables	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Trade Receivables
13. TRADE RECEIVABLES

	2023		2022		2021
	Non-current	Current	Non-current	Current	Non-current	Current

Accounts receivable and related parties (1) (2)	43	1,020	61	1,580	138	1,407
Provision for doubtful trade receivables	(12)	(47)	(55)	(76)	(95)	(102)

	31	973	6	1,504	43	1,305

(1)	See Note 36 for information about related parties.
(2)	See Note 24 for information about credits for contracts included in trade receivables.
Set forth below is the evolution of the provision for doubtful trade receivables as of December 31, 2023, 2022 and 2021:

	2023			2022			2021
	Non-current		Current	Non-current		Current	Non-current		Current
Balance at beginning of year	55		76	95		102	105		125
Increases charged to expenses	-		20	-		21	10		39
Decreases charged to income	-		(2)	-		(7)	-		(19)
Applications due to utilization	-		(3)	-		(7)	-		(25)
Net exchange and translation differences	(43)		(42)	(40)		(29)	(20)		(14)
Result from net monetary position (1)	-		(2)	-		(4)	-		(4)

Balance at the end of year	12	(2)	47	55	(2)	76	95	(2)	102

(1)
Includes the adjustment for inflation of opening balances of the provision for doubtful trade receivables of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year, which was charged to net income in the statement of comprehensive income.

(2)	Mainly including credits with natural gas distributors for the accumulated daily differences pursuant to Decree No. 1,053/2018, see Note 35.c.1).